BASIS OF CONSOLIDATION AND INVESTMENTS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Investments, opening balance		R$ 3,632,001
Dividends		(77,403)
Equity Income		267,498
Comprehensive income		(6)
Others		963,452
Investments, final balance		4,890,621
Capital increase		105,079
Equity interests		5,060,002	R$ 3,849,647
Investment Property		159,080	162,181
Total investments in the asset		5,219,082	R$ 4,011,828
Impairment of Fair Value		387,989
Fair value acquisition		359,024
M R S Logistica [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		1,806,542
Dividends		(77,403)
Equity Income		325,800
Comprehensive income		(146)
Others		105
Investments, final balance		2,054,898
Fair Value M R S [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		480,622
Investments, final balance		480,622
Fair Value M R S Amortization [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		(70,481)
Equity Income		(11,744)
Investments, final balance		(82,225)
Transnordestina Logistica S A [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		1,114,232
Equity Income		(29,307)
Others		(411)
Investments, final balance		1,184,514
Capital increase		100,000
Fair Value Transnordestina [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	[1]	271,117
Others	[1]	387,989
Investments, final balance	[1]	659,106
Arvedi Metalferdo Brasil [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		21,541
Equity Income		4,702
Others		(461)
Investments, final balance		25,782
Equimac S A [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		8,428
Equity Income		3,936
Comprehensive income		140
Others		899
Investments, final balance		18,482
Capital increase		5,079
Indirect Interest In Affiliates C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance
Others		216,307
Investments, final balance		216,307
Fair Value Indirect Participation C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	[2]
Others	[2]	359,024
Investments, final balance	[2]	359,024
Fair Value Amortization Indirect Participation C E E E G [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance
Equity Income		(25,889)
Investments, final balance		(25,889)
Equity Interests Evaluated By The Cost Method [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance	[3]	27,041
Investments, final balance	[3]	41,093
Capital increase	[3]	14,052
Investments At Fair Value Through Profit Or Loss [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		190,320
Others		(95,620)
Investments, final balance		94,700
Others [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		285
Others		33,303
Investments, final balance		33,588
Other Participations [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		217,646
Others		(62,317)
Investments, final balance		169,381
Capital increase		14,052
Total Shareholdings [Member]
IfrsStatementLineItems [Line Items]
Investments, opening balance		3,849,647
Dividends		(77,403)
Equity Income		267,498
Comprehensive income		(6)
Others		901,135
Investments, final balance		5,060,002
Capital increase		R$ 119,131

[1]	In 2022, the Company performed an impairment test of the joint venture Transnordestina Logistica S.A. and reversed the impairment of Fair Value of R$387,989. See details of the impairment test in note 10.e.
[2]	As of December 31, 2022, the balance of R$ 359,024 refers to the Fair Value generated in the acquisition of CEEE-G, according to note 3.c.;
[3]	In 2021 and 2022, through CSN Inova Ventures, strategic investments were made in startups, namely: Alinea Health Holdings Ltda. I. Systems Aut. Ind., 2D Materials, H2Pro Ltda, 1S1 Energy, Traive INC., OICO Holdings and Clarke Software;